Related Party Transactions - Additional Information (Detail) - USD ($)		12 Months Ended
	Jul. 10, 2024	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Preferred distribution declared and paid			$ 29,000,000
Preferred dividend attributable to the Non-Controlling Interest			29,000,000
Preferred stock dividends remaining balance			0
Revenues		$ 614,851,000	573,703,000
Kiosk Service Agreement [Member]
Related Party Transaction [Line Items]
Estimated percentage of net profit as kiosk service compensation	30.00%
Revenues	$ 0
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Cash distributions		$ 10,100,000	$ 36,700,000